Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities [Abstract]
Other liabilities

	2020	2019

Deferred sales [note 17]	$14,382	$17,418
Derivatives [note 26]	4,733	12,524
Accrued pension and post-retirement benefit liability [note 25]	91,729	80,737
Lease obligation	7,951	12,869
Product loan(a)	6,045	-
Other	67,838	63,452

	192,678	187,000
Less: current portion	(26,119)	(33,073)

Net	$166,559	$153,927

(a) The Company has standby product loan facilities with various counterparties. The arrangements allow it to borrow up to 2.0 million kgU of UF6 conversion services and 2.6 million pounds of U3O8 over the period 2020 to 2023 with repayment in kind up to December 31, 2023. Under the facilities, standby fees of up to 1% are payable based on the market value of the facilities and interest is payable on the market value of any amounts drawn at rates ranging from 0.5% to 2.0%. During the year, Cameco borrowed 1,213,800 pounds of U3O8 and 464,600 kgU of UF6 conversion services. The U3O8 loan was repaid during the year while repayment on the UF6 loan is due no later than December 31, 2022. The loan is recorded at Cameco’s weighted average cost of inventory.